Financial Instruments and Derivatives - Commodity Price Risk (Details) - Commodity price risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Commodity Price, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ (134.4)	$ (40.3)
Possible decrease in risk variable, impact on pre-tax earnings	135.5	38.8
Commodity Price, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(25.4)	(3.1)
Possible decrease in risk variable, impact on pre-tax earnings	25.8	3.2
Differential, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	15.5	2.6
Possible decrease in risk variable, impact on pre-tax earnings	$ (15.5)	$ (2.6)